Intangible Assets and Goodwill (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
		Nov. 04, 2020	Apr. 30, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 22, 2020	Aug. 31, 2019
Goodwill				$ 21,062,453		$ 21,062,455	$ 21,062,455
Shares issued during the period for acquisition							15,240,792
Amortization of identifiable intangible assets				12,841	$ 81,701	326,806	$ 51,419
In process research and development, balance				1,106,760	$ 1,106,760
Merger Agreement [Member]
Goodwill	[1]							$ 4,879,999
Merger Agreement [Member] | PointR [Member]
Goodwill		$ 16,182,456		16,182,456					$ 16,182,456
Shares issued during the period for acquisition, shares		84,475
Shares issued during the period for acquisition		$ 15,000,000
Merger Agreement [Member] | Oncotelic [Member]
Goodwill				$ 4,879,999		$ 4,879,999
Assignment and Assumption Agreement [Member] | Autotelic Inc., [Member]
Shares issued during the period for acquisition, shares			204,798
Shares issued during the period for acquisition			$ 819,191

[1]	The primary items that generate goodwill include the value of the synergies between the acquired company and Oncotelic, Inc. and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset. Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles is not deductible for tax purposes. The Company has considered the valuation as a preliminary allocation of assets and liabilities and may adjust such estimates in the future, if deemed material.